SHARE-BASED COMPENSATION (Share Awards to Co-Chief Executive Officer) (Narrative) (Details) - Restricted Shares [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 12,188	$ 15,683	$ 80,041
Share Awards to Co-Chief Executive Officer [Member] | Co-CEO of NQ Mobile [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 0	$ (5,422)	$ 3,291
Accumulated number of shares granted	19,000,000